Summary of Transactions in Stock-Based Compensation Plans (Details) (USD $)		9 Months Ended	12 Months Ended			2 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Shares Available For Grant	Dec. 31, 2012 Shares Available For Grant	Dec. 31, 2011 Shares Available For Grant	Dec. 31, 2010 Shares Available For Grant	Mar. 01, 2013 RSUs	Sep. 30, 2013 RSUs	Dec. 31, 2012 RSUs	Dec. 31, 2011 RSUs	Sep. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Sep. 30, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Including Options, Shares Available for Grant [Roll Forward]
Balance, beginning of period		14,643,932	15,752,370	4,280,180	7,285,606
Granted		(924,312)	(1,504,410)	(1,643,348)	(3,423,066)
Shares issued for director compensation				(31,166)
Cancelled		177,174	395,972	346,704	417,640
Additional shares authorized				12,800,000
Balance, end of period		13,896,794	14,643,932	15,752,370	4,280,180
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, beginning of period	9,355,070									9,355,070	13,078,092	16,147,930	18,658,814
Granted													3,423,066
Exercised										(2,143,544)	(3,446,472)	(2,768,038)	(5,516,310)
Cancelled										(79,920)	(276,550)	(301,800)	(417,640)
Balance, end of period	9,355,070									7,131,606	9,355,070	13,078,092	16,147,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, weighted average exercise price, beginning of period	$ 6.90									$ 6.90	$ 6.47	$ 6.14	$ 4.41
Granted, weighted average exercise price													$ 9.98
Exercised, weighted average exercise price										$ 6.37	$ 5.13	$ 4.31	$ 2.53
Cancelled, weighted average exercise price										$ 8.80	$ 8.30	$ 8.44	$ 8.06
Balance, weighted average exercise price, end of period	$ 6.90									$ 7.04	$ 6.90	$ 6.47	$ 6.14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Balance, weighted average grant date fair value, beginning of period						$ 14.02	$ 14.02	$ 11.80						$ 9.47	$ 9.49	$ 9.50	$ 9.50
Granted, weighted average grant date fair value							$ 22.18	$ 15.86	$ 11.80
Vested, weighted average grant date fair value							$ 15.04	$ 13.09	$ 11.84					$ 9.54	$ 9.51	$ 9.51	$ 9.51
Cancelled, weighted average grant date fair value							$ 16.14	$ 14.03	$ 11.77
Balance, weighted average grant date fair value, end of period							$ 16.63	$ 14.02	$ 11.80					$ 9.30	$ 9.47	$ 9.49	$ 9.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance, beginning of period						2,351,362	2,351,362	1,433,582						116,000	212,000	308,000	404,000
Granted						594,700	924,312	1,504,410	1,643,348
Vested							(593,671)	(467,208)	(164,862)					(86,000)	(96,000)	(96,000)	(96,000)
Cancelled							(97,254)	(119,422)	(44,904)
Balance, end of period							2,584,749	2,351,362	1,433,582					30,000	116,000	212,000	308,000